PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Property And Equipment 1		$ 175,036
Property And Equipment 2		$ 42,407
Property And Equipment 1	$ 142,129
Property And Equipment 2	$ 58,068